Portfolio of Investments April 30, 2026
NPFD
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 157.5% (99.3% of Total Investments)
678606895 CORPORATE BONDS - 141 .9% ( 89 .5 % of Total Investments) (a) 678606895
AUTOMOBILES & COMPONENTS - 2.8% (1.8% of Total Investments)
$ 10,476,000 (b),(c) General Motors Financial Co Inc 5 .750 % N/A $ 10,385,850
3,195,000 (b),(c) General Motors Financial Co Inc 5 .700 N/A 3,139,420
TOTAL AUTOMOBILES & COMPONENTS 13,525,270
BANKS - 72.5% (45.7% of Total Investments)
2,495,000 (b),(d) Banco Bilbao Vizcaya Argentaria SA 6 .125 N/A 2,498,281
1,027,000 (b),(d),(e) Banco Bilbao Vizcaya Argentaria SA 7 .125 N/A 1,027,000
1,400,000 (b),(d) Banco Bilbao Vizcaya Argentaria SA 7 .750 N/A 1,481,774
3,075,000 (b),(d) Banco Bilbao Vizcaya Argentaria SA 9 .375 N/A 3,385,523
1,940,000 (b),(d),(f) Banco Mercantil del Norte SA/Grand Cayman 8 .750 N/A 2,097,111
715,000 (b),(d),(f) Banco Mercantil del Norte SA/Grand Cayman 7 .500 N/A 731,726
1,595,000 (b),(d),(f) Banco Mercantil del Norte SA/Grand Cayman 7 .625 N/A 1,630,573
6,800,000 (b),(d) Banco Santander SA 9 .625 N/A 8,074,293
3,200,000 (b),(d) Banco Santander SA 8 .000 N/A 3,475,389
6,425,000 (b),(c) Bank of America Corp 6 .250 N/A 6,493,561
17,981,000 (b),(c) Bank of America Corp 6 .625 N/A 18,544,956
4,783,000 (c) Bank of Montreal 7 .300 11/26/84 5,038,972
3,538,000 (c) Bank of Montreal 6 .875 11/26/85 3,620,524
1,470,000 (c) Bank of Montreal 7 .700 05/26/84 1,544,338
3,090,000 (c),(g) Bank of Nova Scotia/The 8 .000 01/27/84 3,276,970
2,555,000 (c) Bank of Nova Scotia/The 6 .875 10/27/85 2,585,437
3,510,000 (b),(d) Barclays PLC 8 .000 N/A 3,683,910
977,000 (b),(d) Barclays PLC 7 .625 N/A 1,029,025
3,083,000 (b),(d) Barclays PLC 9 .625 N/A 3,440,505
2,513,000 (b),(d),(f) BNP Paribas SA 0 .000 N/A 2,527,741
986,000 (b),(d),(f) BNP Paribas SA 7 .450 N/A 1,021,422
1,997,000 (b),(d),(f) BNP Paribas SA 7 .375 N/A 2,071,019
5,225,000 (b),(d),(f) BNP Paribas SA 8 .000 N/A 5,591,252
2,430,000 (b),(d),(f) BNP Paribas SA 8 .500 N/A 2,567,453
2,150,000 (b),(d),(f) BNP Paribas SA 9 .250 N/A 2,266,048
2,856,000 (b),(d),(f) BNP Paribas SA 7 .750 N/A 2,995,573
1,646,000 (c) Canadian Imperial Bank of Commerce 6 .500 07/28/86 1,640,913
3,298,000 (c) Canadian Imperial Bank of Commerce 7 .000 10/28/85 3,384,200
3,617,000 (c) Canadian Imperial Bank of Commerce 6 .950 01/28/85 3,687,644
1,092,000 (b),(c) Citigroup Inc 6 .250 N/A 1,092,252
1,650,000 (b),(c) Citigroup Inc 7 .375 N/A 1,695,243
13,100,000 (b),(c) Citigroup Inc 7 .625 N/A 13,622,926
5,351,000 (b),(c) Citigroup Inc 7 .125 N/A 5,429,328
3,014,000 (b),(c) Citigroup Inc 7 .000 N/A 3,130,874
2,717,000 (b),(c) Citigroup Inc 6 .625 N/A 2,750,302
4,177,000 (b),(c) Citigroup Inc 6 .875 N/A 4,240,916
6,500,000 (b),(c),(h) Citizens Financial Group Inc (TSFR3M + 3.419%) 7 .097 N/A 6,496,357
4,326,000 (b),(d),(f) Credit Agricole SA 7 .125 N/A 4,483,613
4,185,000 (b),(d),(f) Credit Agricole SA 6 .700 N/A 4,226,716
2,224,000 (b),(c),(h) Fifth Third Bancorp (TSFR3M + 3.295%) 6 .994 N/A 2,218,106
7,070,000 (b),(c),(h) First Citizens BancShares Inc/NC (TSFR3M + 4.234%) 7 .908 N/A 7,114,117
2,020,000 (b),(c) First Citizens BancShares Inc/NC 7 .000 N/A 2,030,110
4,560,000 (b),(d) HSBC Holdings PLC 8 .000 N/A 4,754,511
3,763,000 (b),(d) HSBC Holdings PLC 6 .875 N/A 3,855,190
4,539,000 (b),(d) HSBC Holdings PLC 6 .950 N/A 4,700,647
1,171,000 (b),(d) HSBC Holdings PLC 6 .950 N/A 1,196,329
1,706,000 (b),(d) HSBC Holdings PLC 6 .750 N/A 1,727,932
7,400,000 (b),(c) Huntington Bancshares Inc/OH 5 .625 N/A 7,479,853
3,406,000 (b),(c) Huntington Bancshares Inc/OH 6 .250 N/A 3,410,888
6,795,000 (b),(d) ING Groep NV, Reg S 7 .500 N/A 7,033,010
3,784,000 (b),(d) ING Groep NV 7 .000 N/A 3,913,367
8,663,000 (b),(c) JPMorgan Chase & Co 6 .500 N/A 8,893,046
7,561,000 (b),(c) JPMorgan Chase & Co 6 .100 N/A 7,561,000
17,767,000 (b),(c) JPMorgan Chase & Co 6 .875 N/A 18,508,506
1,300,000 (b),(d) Lloyds Banking Group PLC 6 .750 N/A 1,337,413

Portfolio of Investments April 30, 2026
(continued)
NPFD

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS (continued)
$ 6,996,000 (b),(d) Lloyds Banking Group PLC 8 .000 % N/A $ 7,460,842
3,000,000 (b),(c) M&T Bank Corp 5 .125 N/A 2,986,779
1,500,000 (b),(d),(f) Macquarie Bank Ltd/London 6 .125 N/A 1,508,983
7,262,000 (b),(d) NatWest Group PLC 8 .125 N/A 8,017,778
1,370,000 (b),(d) NatWest Group PLC 7 .300 N/A 1,421,768
745,000 (b),(d),(f) Nordea Bank Abp 6 .300 N/A 752,329
2,280,000 (b),(d),(f) Nordea Bank Abp 6 .750 N/A 2,323,425
2,445,000 (b),(c) PNC Financial Services Group Inc/The 6 .000 N/A 2,445,379
6,990,000 (b),(c) PNC Financial Services Group Inc/The 6 .200 N/A 7,036,490
5,735,000 (b),(c) PNC Financial Services Group Inc/The 6 .250 N/A 5,827,890
3,586,000 (c) Royal Bank of Canada 6 .750 08/24/85 3,649,436
3,301,000 (c) Royal Bank of Canada 6 .500 05/24/86 3,268,708
770,000 (b),(d),(f) Societe Generale SA 8 .500 N/A 844,550
4,952,000 (b),(d),(f) Societe Generale SA 7 .125 N/A 4,901,027
3,631,000 (b),(d),(f) Societe Generale SA 10 .000 N/A 3,968,629
1,680,000 (b),(d),(f) Societe Generale SA 9 .375 N/A 1,771,683
1,700,000 (b),(d),(f) Standard Chartered PLC 7 .750 N/A 1,751,977
3,240,000 (c) Toronto-Dominion Bank/The 6 .350 10/31/85 3,261,782
3,495,000 (c) Toronto-Dominion Bank/The 8 .125 10/31/82 3,635,324
13,209,000 (b),(c) Truist Financial Corp 6 .669 N/A 13,214,033
12,345,000 (b),(c) Wells Fargo & Co 7 .625 N/A 12,962,485
12,874,000 (b),(c) Wells Fargo & Co 6 .850 N/A 13,391,509
5,740,000 (b),(c) Wells Fargo & Co 6 .125 N/A 5,759,895
TOTAL BANKS 346,478,386
CAPITAL GOODS - 1.8% (1.1% of Total Investments)
3,673,000 (c),(f) ILFC E-Capital Trust I 6 .270 12/21/65 3,149,369
5,601,000 (b),(c) Sumisho Air Lease Corp 6 .000 N/A 5,425,730
TOTAL CAPITAL GOODS 8,575,099
ENERGY - 12.2% (7.7% of Total Investments)
4,546,000 (c) Enbridge Inc 5 .500 07/15/77 4,535,665
6,360,000 (c) Enbridge Inc 7 .625 01/15/83 6,891,321
8,696,000 (c) Enbridge Inc 8 .500 01/15/84 9,905,707
761,000 (b),(c) Energy Transfer LP 6 .625 N/A 767,704
6,970,000 (b),(c) Energy Transfer LP 7 .125 N/A 7,158,434
1,886,000 (b),(c) Energy Transfer LP 6 .500 N/A 1,888,224
4,570,000 (c) Energy Transfer LP 8 .000 05/15/54 4,844,322
4,947,000 (c) Energy Transfer LP 6 .750 02/15/56 4,982,549
3,554,000 (c),(g) South Bow Canadian Infrastructure Holdings Ltd 7 .500 03/01/55 3,757,411
2,870,000 (b),(c),(f) Sunoco LP 7 .875 N/A 2,972,046
5,600,000 (c) TransCanada PipeLines Ltd 7 .590 05/15/67 4,986,886
2,155,000 (c) Transcanada Trust 5 .600 03/07/82 2,128,675
3,673,000 (b),(c),(f) Venture Global LNG Inc 9 .000 N/A 3,632,754
TOTAL ENERGY 58,451,698
FINANCIAL SERVICES - 19.9% (12.6% of Total Investments)
3,350,000 (c) AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6 .950 03/10/55 3,468,995
3,200,000 (c) AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6 .500 01/31/56 3,257,626
2,906,000 (b),(c) Ally Financial Inc 4 .700 N/A 2,795,823
2,853,000 (b),(c) Ally Financial Inc 7 .100 N/A 2,850,754
3,250,000 (b),(c),(f) Capital Farm Credit ACA 8 .393 N/A 3,217,500
3,690,000 (b),(c) Capital One Financial Corp 5 .500 N/A 3,650,055
3,657,000 (b),(c) Charles Schwab Corp/The 6 .100 N/A 3,658,622
350,000 (b),(c),(f) Compeer Financial ACA 4 .875 N/A 343,000
2,574,000 (b),(c),(f) Compeer Financial ACA 7 .875 N/A 2,612,611
2,012,000 (b),(c) Corebridge Financial Inc 6 .875 N/A 2,069,473
3,325,000 (i) Credit Suisse Group AG 7 .500 01/17/72 1,130,500
2,460,000 (i) Credit Suisse Group AG 7 .500 06/11/72 836,400
5,850,000 (i) Credit Suisse Group AG 6 .380 02/21/72 1,989,000
9,004,000 (i) Credit Suisse Group AG 0 .000 01/17/72 3,061,360
5,600,000 (b),(d) Deutsche Bank AG, Reg S 8 .130 N/A 5,941,074
5,249,000 (b),(c) Goldman Sachs Group Inc/The 6 .125 N/A 5,288,199
5,784,000 (b),(c) Goldman Sachs Group Inc/The 6 .850 N/A 5,958,798

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES (continued)
$ 11,071,000 (b),(c) Goldman Sachs Group Inc/The 7 .500 % N/A $ 11,570,114
5,140,000 (b),(c) Goldman Sachs Group Inc/The 7 .500 N/A 5,403,332
1,600,000 (b),(d) Julius Baer Group Ltd, Reg S 7 .500 N/A 1,652,524
1,026,000 (b),(d) Nomura Holdings Inc 7 .000 N/A 1,057,158
4,250,000 (b),(c) State Street Corp 6 .700 N/A 4,379,476
1,280,000 (b),(d),(f) UBS Group AG 7 .000 N/A 1,302,601
3,853,000 (b),(d),(f) UBS Group AG 9 .250 N/A 4,496,601
4,325,000 (b),(d),(f) UBS Group AG 9 .250 N/A 4,680,191
3,892,000 (b),(d),(f) UBS Group AG 7 .750 N/A 4,151,814
4,352,000 (b),(c) Voya Financial Inc 7 .758 N/A 4,539,136
TOTAL FINANCIAL SERVICES 95,362,737
HEALTH CARE EQUIPMENT & SERVICES - 0.5% (0.3% of Total Investments)
1,381,000 (c) CVS Health Corp 6 .750 12/10/54 1,430,752
1,174,000 (c) CVS Health Corp 7 .000 03/10/55 1,218,045
TOTAL HEALTH CARE EQUIPMENT & SERVICES 2,648,797
INSURANCE - 13.9% (8.8% of Total Investments)
3,308,000 (c) American National Group Inc 7 .000 12/01/55 3,232,673
8,045,000 (c),(g) Assurant Inc 7 .000 03/27/48 8,148,929
3,000,000 (c),(f) Assured Guaranty Municipal Holdings Inc 6 .400 12/15/66 2,844,119
3,982,000 (c) Corebridge Financial Inc 6 .375 09/15/54 3,959,504
3,601,000 (c) Enstar Finance LLC 5 .500 01/15/42 3,532,951
2,061,000 (c),(f) Enstar Group Ltd 7 .500 04/01/45 2,133,601
2,000,000 (c) MetLife Inc 10 .750 08/01/39 2,596,748
2,518,000 (c) MetLife Inc 6 .350 03/15/55 2,577,578
1,219,000 (c) MetLife Inc 5 .850 03/15/56 1,202,507
3,396,000 (f) Omnis Funding Trust 6 .722 05/15/55 3,483,107
3,248,000 (c),(g) Prudential Financial Inc 6 .750 03/01/53 3,420,280
6,688,000 (c) Prudential Financial Inc 6 .500 03/15/54 6,886,660
3,323,000 (b),(c) RLGH Finance Bermuda Ltd, Reg S 6 .875 N/A 3,328,734
13,500,000 (b),(c),(f) SBL Holdings Inc 9 .508 N/A 12,765,542
3,415,000 (b),(c),(f) SBL Holdings Inc 6 .500 N/A 3,086,968
2,955,000 (b),(d) Standard Life PLC, Reg S 8 .500 N/A 3,150,908
TOTAL INSURANCE 66,350,809
MATERIALS - 0.5% (0.3% of Total Investments)
2,434,000 (b),(c),(f) Cemex SAB de CV 7 .200 N/A 2,520,431
TOTAL MATERIALS 2,520,431
MEDIA & ENTERTAINMENT - 0.6% (0.4% of Total Investments)
2,566,000 (b),(c),(f) Farm Credit Bank of Texas 7 .750 N/A 2,665,897
TOTAL MEDIA & ENTERTAINMENT 2,665,897
TELECOMMUNICATION SERVICES - 4.3% (2.7% of Total Investments)
3,791,000 (c) Bell Telephone Co of Canada or Bell Canada 7 .000 09/15/55 3,934,114
3,941,000 (c) Rogers Communications Inc 7 .125 04/15/55 4,065,577
1,977,000 (c) TELUS Corp 7 .000 10/15/55 2,044,867
10,000,000 (c) Vodafone Group PLC 7 .000 04/04/79 10,428,780
TOTAL TELECOMMUNICATION SERVICES 20,473,338
UTILITIES - 12.9% (8.1% of Total Investments)
1,300,000 (c),(f) AES Andes SA 8 .150 06/10/55 1,366,749
2,456,000 (c),(g) AES Corp/The 7 .600 01/15/55 2,502,003
3,817,000 (c) AES Corp/The 6 .950 07/15/55 3,723,668
1,302,000 (c),(f) AltaGas Ltd 7 .200 10/15/54 1,352,696
3,416,000 (c) CMS Energy Corp 6 .500 06/01/55 3,499,952
3,593,000 (c) Dominion Energy Inc 7 .000 06/01/54 3,831,176
3,000,000 (c) Dominion Energy Inc 6 .625 05/15/55 3,068,241
3,244,000 (c) Duke Energy Corp 6 .450 09/01/54 3,389,172
2,404,000 (c) Edison International 8 .125 06/15/53 2,466,343
1,529,000 (c) Edison International 7 .875 06/15/54 1,577,225
726,000 (c) Emera US Finance LLC 6 .850 10/01/56 728,172
4,322,000 (c),(g) Entergy Corp 7 .125 12/01/54 4,449,404
2,713,000 (c) EUSHI Finance Inc 7 .625 12/15/54 2,808,773
6,174,000 (c),(g) NextEra Energy Capital Holdings Inc 6 .750 06/15/54 6,464,944
1,925,000 (c) PG&E Corp 7 .375 03/15/55 1,979,972

Portfolio of Investments April 30, 2026
(continued)
NPFD

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 1,330,000 (c),(f) Puget Energy Inc 7 .250% 09/15/56 $ 1,337,476
6,476,000 (c) Sempra 6 .550 04/01/55 6,542,534
1,921,000 (c) Sempra 6 .375 04/01/56 1,942,922
1,560,000 (b),(c),(f) Vistra Corp 8 .000 N/A 1,573,709
2,215,000 (b),(c),(f) Vistra Corp 7 .000 N/A 2,221,470
4,398,000 (b),(c),(f) Vistra Corp 8 .875 N/A 4,727,832
TOTAL UTILITIES 61,554,433
TOTAL CORPORATE BONDS
(Cost $684,187,794) 678,606,895
SHARES DESCRIPTION RATE VALUE
60369322 PREFERRED STOCK - 12 .6% ( 7 .9 % of Total Investments) 60369322
BANKS - 4.3% (2.7% of Total Investments)
121,601 Fifth Third Bancorp 7 .671 3,091,097
106,650 (j) First Horizon Corp 6 .750 2,671,583
62,700 KeyCorp 6 .125 1,568,754
297,600 KeyCorp 6 .200 7,496,544
31,966 KeyCorp 5 .625 683,433
31,875 KeyCorp 5 .650 684,994
5,984 Pinnacle Financial Partners, Inc 8 .397 156,781
163,723 Regions Financial Corp 5 .700 4,066,879
TOTAL BANKS 20,420,065
FINANCIAL SERVICES - 2.6% (1.5% of Total Investments)
139,125 Bank of New York Mellon Corp 6 .150 3,551,861
143,950 Morgan Stanley 6 .625 3,679,362
211,000 Voya Financial, Inc 5 .350 5,057,670
TOTAL FINANCIAL SERVICES 12,288,893
FOOD, BEVERAGE & TOBACCO - 1.8% (1.2% of Total Investments)
237,055 CHS, Inc 7 .100 5,999,862
115,393 CHS, Inc 6 .750 2,879,055
TOTAL FOOD, BEVERAGE & TOBACCO 8,878,917
INSURANCE - 3.9% (2.5% of Total Investments)
185,450 American National Group, Inc 7 .375 4,597,306
59,425 Aspen Insurance Holdings Ltd 7 .125 1,468,392
194,775 Athene Holding Ltd 6 .350 4,742,771
243,575 Enstar Group Ltd 7 .000 5,602,225
93,300 Reinsurance Group of America, Inc 7 .125 2,370,753
TOTAL INSURANCE 18,781,447
TOTAL PREFERRED STOCK
(Cost $64,551,600) 60,369,322
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
14176746 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 3 .0% ( 1 .9 % of Total Investments) 14176746
6,050,000 (b) CoBank ACB 6 .450 N/A 6,038,826
2,062,000 (b) CoBank ACB 7 .250 N/A 2,080,356
3,785,000 (b) CoBank ACB 7 .125 N/A 3,871,832
50,000 (b),(f) Farm Credit Bank of Texas 6 .200 N/A 49,375
2,092,000 (b) Farm Credit Bank of Texas 7 .000 N/A 2,136,357
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $14,068,278) 14,176,746
TOTAL LONG-TERM INVESTMENTS
(Cost $762,807,672) 753,152,963

All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  1.1%(0.7% of Total Investments)
5,150,000 REPURCHASE AGREEMENTS - 1 .1% ( 0 .7 % of Total Investments) 5,150,000
$ 5,150,000 (k) Fixed Income Clearing Corporation 3 .600% 05/01/26 $ 5,150,000
TOTAL REPURCHASE AGREEMENTS
(Cost $5,150,000) 5,150,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $5,150,000) 5,150,000
TOTAL INVESTMENTS - 158 .6%
(Cost $ 767,957,672 ) 758,302,963
BORROWINGS - (33.7)% (l),(m) (161,314,000)
REVERSE REPURCHASE AGREEMENTS, INCLUDING ACCRUED INTEREST - (5.8)%(n) (27,781,695)
TFP SHARES, NET - (17.7)%(o) (84,590,869)
OTHER ASSETS & LIABILITIES, NET -  (1.4)% (6,528,929)
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 478,087,470
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
(a) Contains $1,000 Par Preferred and/or Contingent Capital Securities.
(b) Perpetual security. Maturity date is not applicable.
(c) $1,000 Par Institutional Preferred security. As of the end of the period, the percent of $1,000 Par Institutional Preferred securities was
68.3% of Total Investments.
(d) Contingent Capital Securities (“CoCos”) are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer, for example an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level. As of the end of the reporting period, the Fund’s total investment in CoCos was 19.8% of Total Investments.
(e) When-issued or delayed delivery security.
(f) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $122,720,309 or 16.2% of Total Investments.
(g) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the fiscal period, investments with a value of $32,957,689 have been pledged as collateral for reverse repurchase agreements.
(h) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(i) For fair value measurement disclosure purposes, investment classified as Level 3.
(j) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(k) Agreement with Fixed Income Clearing Corporation, 3.600% dated 4/30/26 to be repurchased at $5,150,515 on 5/1/26, collateralized by Government Agency Securities, with coupon rate 4.625% and maturity date 11/15/55, valued at $5,253,083.
(l) Borrowings as a percentage of Total Investments is 21.3%.
(m) The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $358,221,009 have been pledged as collateral for borrowings.
(n) Reverse Repurchase Agreements, including accrued interest as a percentage of Total investments is 3.7%.
(o) TFP Shares, Net as a percentage of Total Investments is 11.2%.

Portfolio of Investments April 30, 2026
(continued)
NPFD

for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:
The valuation techniques and significant unobservable inputs used in recurring Level 3 fair value measurements of assets as of the end of the report-
ing period, were as follows:
NPFD
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Bonds $ – $ 671,589,635 $ 7,017,260 $ 678,606,895
Preferred Stock 60,369,322 – – 60,369,322
U.S. Government and Agency Obligations – 14,176,746 – 14,176,746
Short-Term Investments:
Repurchase Agreements – 5,150,000 – 5,150,000
Total $ 60,369,322 $ 690,916,381 $ 7,017,260 $ 758,302,963
Level 3
NPFD Corporate Bonds
Balance at the beginning of period $ 2,425,083
Gains (losses): -
Net realized gains (losses) -
Change in net unrealized appreciation (depreciation) 4,592,177
Purchases at cost -
Sales at proceeds -
Net discounts (premiums) -
Transfers into -
Transfers (out of) -
Balance at the end of period $ 7,017,260
Change in net unrealized appreciation (depreciation) during the period of Level 3 securities held as of period end $ 4,592,177
Fund Asset Class Market Value Techniques
Unobservable
Inputs Range
Weighted
Average
NPFD Corporate Bond $7,017,260 Indicative Trade Broker Quote $34.00 N/A